Pension and severance plans	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Pension and severance plans
15.	Pension and severance plans

(1)	Defined benefit and severance plans

Upon terminating employment, employees of Sony Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum indemnities or pension payments as described below. Sony Corporation and certain of its subsidiaries’ pension plans utilize a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.

Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.

From April 1, 2012, Sony Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.

In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.

The components of net periodic benefit costs for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Service cost	24,670	26,811	25,185
Interest cost	8,689	5,912	8,024
Expected return on plan assets	(20,853)	(17,829)	(16,440)
Recognized actuarial loss	8,588	20,436	16,099
Amortization of prior service costs	(9,489)	(9,490)	(8,693)

Net periodic benefit costs	11,605	25,840	24,175

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Service cost	3,504	2,958	3,181
Interest cost	12,096	10,426	10,393
Expected return on plan assets	(14,117)	(11,000)	(11,687)
Amortization of net transition asset	10	9	5
Recognized actuarial loss	4,236	2,552	3,014
Amortization of prior service costs	(478)	(463)	(574)
Losses on curtailments and settlements	354	43	1,058

Net periodic benefit costs	5,605	4,525	5,390

The estimated net actuarial loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year are 17,706 million yen and 8,114 million yen, respectively.

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	1,034,284	1,004,676	356,875	352,442
Service cost	26,811	25,185	2,958	3,181
Interest cost	5,912	8,024	10,426	10,393
Plan participants’ contributions	—	—	490	573
Actuarial (gain) loss	(33,333)	21,920	20,045	663
Foreign currency exchange rate changes	—	—	(23,183)	8,858
Curtailments and settlements	—	—	(1,507)	(5,422)
Other	(5)	(8)	—	—
Benefits paid	(28,993)	(49,223)	(13,662)	(14,291)

Benefit obligation at end of the fiscal year	1,004,676	1,010,574	352,442	356,397

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	679,432	699,008	256,341	259,177
Actual return on plan assets	35,508	38,896	29,346	13,426
Foreign currency exchange rate changes	—	—	(20,004)	6,181
Employer contribution	6,640	6,090	6,738	9,040
Plan participants’ contributions	—	—	490	573
Curtailments and settlements	—	—	(1,161)	(5,285)
Benefits paid	(22,572)	(32,917)	(12,573)	(13,367)

Fair value of plan assets at end of the fiscal year	699,008	711,077	259,177	269,745

Funded status at end of the fiscal year	(305,668)	(299,497)	(93,265)	(86,652)

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Noncurrent assets	2,753	3,426	6,251	8,396
Current liabilities	—	—	(3,114)	(4,121)
Noncurrent liabilities	(308,421)	(302,923)	(96,402)	(90,927)

Ending balance	(305,668)	(299,497)	(93,265)	(86,652)

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:
	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Prior service cost (credit)	(25,415)	(16,723)	(1,034)	(488)
Net actuarial loss	317,397	299,852	78,548	73,404
Obligation existing at transition	—	—	(3)	0

Ending balance	291,982	283,129	77,511	72,916

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Accumulated benefit obligations	998,501	1,005,557	329,989	340,353

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2017	2018	2017	2018
Projected benefit obligations	992,052	998,629	291,413	301,046
Accumulated benefit obligations	987,428	993,612	287,491	293,834
Fair value of plan assets	685,183	695,706	207,406	215,510

Weighted-average assumptions used to determine benefit obligations as of March 31, 2017 and 2018 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2017	2018	2017	2018
Discount rate	0.9%	0.8%	3.1%	2.9%
Rate of compensation increase	*	*	2.4	2.6

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2016	2017	2018	2016	2017	2018
Discount rate	1.0%	0.6%	0.9%	3.1%	3.2%	3.1%
Expected return on plan assets	3.0	2.7	2.4	4.8	4.8	4.6
Rate of compensation increase	*	*	*	2.9	2.8	2.4

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Sony reviews these assumptions for changes in circumstances.

The weighted-average rate of compensation increase is calculated based only on the pay-related plans. The point-based plans discussed above are excluded from the calculation because payments made under the plan are not based on employee compensation.

The mortality rate assumptions are based on life expectancy and death rates for different types of participants. In the fiscal year ended March 31, 2016, Sony updated mortality rate assumptions to consider the latest mortality tables and in certain instances to utilize mortality tables based on gender.

To determine the expected long-term rate of return on pension plan assets, Sony considers the current and expected asset allocations, as well as the historical and expected long-term rates of returns on various categories of plan assets. Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.

The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing its dependence on contributions from Sony. To mitigate any potential concentration risk, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2018, are, as a result of Sony’s asset liability management, 28% of equity securities, 54% of fixed income securities and 18% of other investments for the pension plans of Sony Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 27% of equity securities, 46% of fixed income securities and 27% of other investments for the pension plans of foreign subsidiaries.

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2017	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	7,976	7,976	—	—
Equity:
Equity securities*1	157,012	152,852	4,160	—
Fixed income:
Government bonds*2	206,632	—	206,632	—
Corporate bonds*3	75,971	—	75,971	—
Asset-backed securities*4	1,105	—	1,105	—
Commingled funds*5	122,264	—	122,264	—
Commodity funds*6	21,098	—	21,098	—
Private equity*7	21,790	—	—	21,790
Hedge funds*8	67,235	—	—	67,235
Real estate and other*9	17,925	—	—	17,925

Total	699,008	160,828	431,230	106,950

	Japanese plans
	Yen in millions
	Fair value at March 31, 2018	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	9,446	9,446	—	—
Equity:
Equity securities*1	138,443	134,091	4,352	—
Fixed income:
Government bonds*2	225,879	—	225,879	—
Corporate bonds*3	79,323	—	79,323	—
Asset-backed securities*4	121	—	121	—
Commingled funds*5	122,950	—	122,950	—
Commodity funds*6	21,136	—	21,136	—
Private equity*7	24,144	—	—	24,144
Hedge funds*8	70,204	—	—	70,204
Real estate and other*9	19,431	—	—	19,431

Total	711,077	143,537	453,761	113,779

*1	Includes approximately 48 percent and 52 percent of Japanese equity securities, and 52 percent and 48 percent of foreign equity securities for the fiscal years ended March 31, 2017 and 2018, respectively.

*2	Includes approximately 46 percent and 49 percent of debt securities issued by Japanese national and local governments, and 54 percent and 51 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2017 and 2018, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 48 percent and 51 percent of investments in equity, 51 percent and 48 percent of investments in fixed income, and 1 percent and 1 percent of investments in other for the fiscal years ended March 31, 2017 and 2018, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

*9	Includes primarily private real estate investment trusts.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2017	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,091	8,091	—	—
Equity:
Equity securities*1	33,103	31,783	1,320	—
Fixed income:
Government bonds*2	65,671	—	65,671	—
Corporate bonds*3	28,296	—	21,370	6,926
Asset-backed securities	982	—	982	—
Insurance contracts*4	5,135	—	5,135	—
Commingled funds*5	81,683	—	81,683	—
Real estate and other*6	36,216	—	13,287	22,929

Total	259,177	39,874	189,448	29,855

	Foreign plans
	Yen in millions
	Fair value at March 31, 2018	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	2,377	2,377	—	—
Equity:
Equity securities*1	30,916	29,814	1,102	—
Fixed income:
Government bonds*2	78,129	—	78,129	—
Corporate bonds*3	26,424	—	21,121	5,303
Asset-backed securities	960	—	960	—
Insurance contracts*4	18,670	—	5,941	12,729
Commingled funds*5	75,785	—	75,785	—
Real estate and other*6	36,484	—	10,508	25,976

Total	269,745	32,191	193,546	44,008

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Each level in the fair value hierarchy in which each plan asset is classified is determined based on inputs used to measure the fair values of the asset, and does not necessarily indicate the risks or rating of the asset.

The following is a description of the valuation techniques used to measure Japanese and foreign plan assets at fair value. The valuation techniques are applied consistently from period to period.

Equity securities are valued at the closing price reported in the active market in which the individual securities are traded. These assets are generally classified as level 1.

The fair value of fixed income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as level 2.

Commingled funds are typically valued using the net asset value provided by the administrator of the fund and reviewed by Sony. The net asset value is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as level 1, level 2 or level 3 depending on availability of quoted market prices.

Commodity funds are valued using inputs that are derived principally from or corroborated by observable market data. These assets are generally classified as level 2.

Private equity and private real estate investment trust valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as level 3.

Hedge funds are valued using the net asset value as determined by the administrator or custodian of the fund. These investments are classified as level 3.

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2017 and 2018:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate and other	Total
Beginning balance at April 1, 2016	31,852	60,395	7,315	99,562
Return on assets held at end of year	425	2,817	599	3,841
Purchases, sales, and settlements, net	(10,487)	4,023	10,011	3,547

Ending balance at March 31, 2017	21,790	67,235	17,925	106,950

Return on assets held at end of year	1,483	636	425	2,544
Purchases, sales, and settlements, net	871	2,333	1,081	4,285

Ending balance at March 31, 2018	24,144	70,204	19,431	113,779

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Insurance contracts	Corporate bonds	Real estate and other	Total
Beginning balance at April 1, 2016	—	7,000	24,124	31,124
Return on assets held at end of year	—	—	84	84
Purchases, sales, and settlements, net	—	(44)	(367)	(411)
Transfers, net	—	—	(8)	(8)
Other*	—	(30)	(904)	(934)

Ending balance at March 31, 2017	—	6,926	22,929	29,855

Return on assets held at end of year	—	—	1,101	1,101
Purchases, sales, and settlements, net	12,651	(1,256)	12	11,407
Transfers, net	—	—	1,181	1,181
Other*	78	(367)	753	464

Ending balance at March 31, 2018	12,729	5,303	25,976	44,008

*	Primarily consists of translation adjustments.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of benefit obligations. Sony expects to contribute approximately 11 billion yen to the Japanese plans and approximately 6 billion yen to the foreign plans during the fiscal year ending March 31, 2019.

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2019	39,918	14,889
2020	40,328	15,039
2021	41,233	16,133
2022	42,609	16,689
2023	43,772	17,830
2024 — 2028	232,325	102,045

(2)	Defined contribution plans

Total defined contribution expenses for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Japanese plans	3,155	3,412	3,237
Foreign plans	12,419	10,458	11,379